Stock-Based Compensation - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) Plan shares	Sep. 30, 2016 USD ($) shares	Dec. 31, 2016 USD ($) Plan $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Jun. 30, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity incentive plans | Plan			2		2
Shares outstanding under equity incentive plans	171,000		171,000		215,000	1,257,000
Term of vesting schedule					10 years
Vested share exercised					3 months
Fair value assumption, risk-free interest rates						1.94%	1.56%
Fair value assumption, expected dividend yields						0.00%	0.00%
Stock options granted under equity incentive plans			0	0	0
Aggregate intrinsic value in outstanding stock options | $					$ 0
Aggregate intrinsic value closing stock price | $ / shares					$ 0.38
Fair value of options granted | $ / shares						$ 1.25	$ 0.93
Stock issued during period, stock options exercised					0	30,000	174,000
Cash received from exercise of stock options | $						$ 27,000	$ 137,000
Stock options exercise price | $ / shares						$ 0.89	$ 0.79
Unrecognized compensation expense related to non-vested stock options | $	$ 20,000		$ 20,000		$ 123,000
Recognition of unrecognized compensation expense, weighted-average period (in years)			2 months 1 day		10 months 24 days
Fair value of options that vested | $					$ 302,000	$ 205,000	$ 80,000
Expense related to options granted under equity incentive plan | $	$ 35,000	$ 70,000	$ 111,000	$ 225,000
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of option granted vest					3 years
Fair value assumption, expected term (years)						6 years	6 years
Fair value assumption, expected volatility						96.65%	96.65%
Stock option exercisable period			7 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of option granted vest					2 years
Fair value assumption, expected term (years)						4 years	4 years
Fair value assumption, expected volatility						93.41%	93.41%
2006 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding under equity incentive plans	124,000		124,000		810,000
Common stock available for future issuance	0		0		0
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage					100.00%
2015 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding under equity incentive plans	47,000		47,000		265,000
Common stock available for future issuance	260,000		260,000		1,080,000
Common stock authorized for issuance there-under								1,205,749
2015 Equity Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock available for future issuance					958,668